Income Taxes (Tables)	6 Months Ended
Mar. 31, 2025
Income Taxes [Abstract]
Schedule of Provison for Income Taxes

Significant components of the provision for income taxes are as follows:

	For the six months ended March 31,
	2024	2025
Hong Kong profit tax:
- Current year	$140,514	$110,369
- Tax Concession	(385)	(192)
Income tax expenses	$140,129	$110,177

Schedule of Reconciliation Between the Income Tax Expenses

Reconciliation between the income tax expenses computed by applying the Cayman Islands and BVI statutory tax rate to income before income taxes and actual provision were as follows:

	For the six months ended March 31,
	2024	2025
	US$	US$
Loss from Cayman Islands and BVI entities	$(85,000)	$(233,454)
Profit from Hong Kong entities	1,123,924	793,887
Income before income tax	$1,038,924	$560,433
Tax expenses at the Cayman Islands and BVI statutory income tax rate	-	-

Tax effect of rate differences in various jurisdictions	171,422	92,471
Tax effect of non-taxable income	(4,838)	-
Tax effect of deductible temporary difference	(4,917)	532
Tax effect of non-deductible expenditure	-	38,520
Tax concession	(385)	(192)
Additional tax reduction related to two-tiered profits tax regime	(21,154)	(21,154)

Income tax expense	140,129	110,177